Fair Value of Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	$ 10.3	[1]	$ 14.3	[1]
Fair Value of Derivatives, Liability	18.8	[1]	18.5	[1]
Derivatives Not Designated As Effective Hedges
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	1.3	[1]	2.1	[1]
Fair Value of Derivatives, Liability	2.2	[1]	2.0	[1]
Derivatives Not Designated As Effective Hedges | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	1.2	[1]	1.1	[1]
Fair Value of Derivatives, Liability	2.0	[1]	1.7	[1]
Weighted Average Remaining Term (Years)	7 months 6 days
Derivatives Not Designated As Effective Hedges | Commodity Contract
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	0.1	[1]	1.0	[1]
Fair Value of Derivatives, Liability	0.2	[1]	0.3	[1]
Weighted Average Remaining Term (Years)	7 months 6 days
Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	9.0	[1]	12.2	[1]
Fair Value of Derivatives, Liability	16.6	[1]	16.5	[1]
Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Liability	12.4	[1]	8.4	[1]
Weighted Average Remaining Term (Years)	2 years 1 month 6 days
Cash Flow Hedging | Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives, Asset	9.0	[1]	12.2	[1]
Fair Value of Derivatives, Liability	$ 4.2	[1]	$ 8.1	[1]
Weighted Average Remaining Term (Years)	7 months 6 days

[1]	Consolidated balance sheet location: Asset: Other non-current assets Liability: Other non-current liabilities